UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

September 30, 2013

1.932717.102

M15-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 5.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,657
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	980,534
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	206,706
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,883,718
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	939,339
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	334,254
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	371,070
		4,821,278
California - 4.9%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	269,105
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,162,680
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	810,458
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,063,030
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	214,628
		4,519,901
Connecticut - 7.6%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,605,180
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,048,360
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	802,148
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	784,634
5.25% 8/1/15 (FSA Insured)	615,000	667,257
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,143,000
		7,050,579
Florida - 6.8%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,058,370
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 195,880
Series 2010 A1, 5% 6/1/15	150,000	160,218
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	539,665
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	387,824
Series 2009 B, 5% 6/1/15	500,000	538,645
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	524,255
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	801,735
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,079,410
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,083,300
		6,369,302
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	208,724
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	528,645
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,076,950
		1,605,595
Illinois - 14.3%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,368,038
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (a)	1,050,000	1,103,246
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	208,544
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,586,940
Series 2010, 5% 1/1/15	275,000	288,461
Series 2013, 4% 7/1/15	1,500,000	1,574,130
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,105,010
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	269,240
Series 2013, 4% 6/15/15	2,000,000	2,120,440
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,155,700
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,557,207
		13,336,956
Indiana - 2.5%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,690
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,160
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	215,866
		2,291,716
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	777,893
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	540,790
Massachusetts - 4.2%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	650,208
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	524,695
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	549,485
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	2,000,000	2,153,560
		3,877,948
Michigan - 3.6%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	523,735
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	800,115
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,005,350
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,012,425
		3,341,625
Missouri - 1.9%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,802,679
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 5.0%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 21,557
Series 2010 D, 5% 7/1/15	1,280,000	1,379,674
Series 2013 C1, 2.5% 7/1/15 (b)	200,000	205,666
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	188,405
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,147,900
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	740,117
		4,683,319
New Jersey - 5.7%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	644,898
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.65% 2/1/15 (a)	2,200,000	2,200,350
Series 2012, 5% 6/15/15	1,605,000	1,690,290
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	534,135
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	110,646
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,323
		5,339,642
New Mexico - 2.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	1,695,000	1,745,087
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	972,549
		2,717,636
New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	104,668
5% 5/1/15	1,085,000	1,152,585
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	777,603
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	523,200
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	477,074
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2010 E, 5% 8/1/15	$ 300,000	$ 325,278
Series 2011 A, 3% 8/1/15	100,000	104,786
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,285,138
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	244,647
5% 5/1/15	1,000,000	1,065,710
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	105,192
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	538,300
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	602,065
		7,306,246
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	829,590
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	105,665
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,066,570
		2,001,825
Ohio - 3.2%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	539,370
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,092,453
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	319,176
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,013,450
		2,964,449
Oklahoma - 0.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	534,780
Oregon - 0.6%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	529,940
Pennsylvania - 4.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	268,715
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	526,355
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 537,820
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	751,555
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,272,096
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	799,545
		4,156,086
Puerto Rico - 1.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,284,518
Texas - 5.4%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	543,415
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	106,505
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	625,165
Series A, 5% 7/1/15	125,000	134,963
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	467,725
Series 2010, 5% 5/15/15	500,000	536,265
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	535,485
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,002,570
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,084,070
		5,036,163
Washington - 2.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	369,782
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,539,086
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	542,510
		2,451,378
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 520,055
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $89,469,446)	90,071,023
NET OTHER ASSETS (LIABILITIES) - 3.2%	2,983,065
NET ASSETS - 100%	$ 93,054,088
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $89,469,446. Net unrealized appreciation aggregated $601,577, of which $706,147 related to appreciated investment securities and $104,570 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2015 Fund:
Class A
Institutional Class

September 30, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2015 Fund

1.932709.102

AM15-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 5.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,657
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	980,534
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	206,706
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,883,718
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	939,339
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	334,254
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	371,070
		4,821,278
California - 4.9%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	269,105
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,162,680
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	810,458
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,063,030
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	214,628
		4,519,901
Connecticut - 7.6%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,605,180
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,048,360
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	802,148
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	784,634
5.25% 8/1/15 (FSA Insured)	615,000	667,257
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,143,000
		7,050,579
Florida - 6.8%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,058,370
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 195,880
Series 2010 A1, 5% 6/1/15	150,000	160,218
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	539,665
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	387,824
Series 2009 B, 5% 6/1/15	500,000	538,645
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	524,255
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	801,735
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,079,410
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,083,300
		6,369,302
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	208,724
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	528,645
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,076,950
		1,605,595
Illinois - 14.3%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,368,038
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (a)	1,050,000	1,103,246
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	208,544
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,586,940
Series 2010, 5% 1/1/15	275,000	288,461
Series 2013, 4% 7/1/15	1,500,000	1,574,130
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,105,010
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	269,240
Series 2013, 4% 6/15/15	2,000,000	2,120,440
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,155,700
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,557,207
		13,336,956
Indiana - 2.5%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,690
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,160
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	215,866
		2,291,716
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	777,893
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	540,790
Massachusetts - 4.2%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	650,208
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	524,695
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	549,485
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	2,000,000	2,153,560
		3,877,948
Michigan - 3.6%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	523,735
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	800,115
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,005,350
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,012,425
		3,341,625
Missouri - 1.9%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,802,679
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 5.0%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 21,557
Series 2010 D, 5% 7/1/15	1,280,000	1,379,674
Series 2013 C1, 2.5% 7/1/15 (b)	200,000	205,666
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	188,405
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,147,900
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	740,117
		4,683,319
New Jersey - 5.7%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	644,898
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.65% 2/1/15 (a)	2,200,000	2,200,350
Series 2012, 5% 6/15/15	1,605,000	1,690,290
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	534,135
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	110,646
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,323
		5,339,642
New Mexico - 2.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	1,695,000	1,745,087
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	972,549
		2,717,636
New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	104,668
5% 5/1/15	1,085,000	1,152,585
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	777,603
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	523,200
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	477,074
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2010 E, 5% 8/1/15	$ 300,000	$ 325,278
Series 2011 A, 3% 8/1/15	100,000	104,786
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,285,138
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	244,647
5% 5/1/15	1,000,000	1,065,710
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	105,192
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	538,300
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	602,065
		7,306,246
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	829,590
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	105,665
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,066,570
		2,001,825
Ohio - 3.2%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	539,370
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,092,453
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	319,176
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,013,450
		2,964,449
Oklahoma - 0.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	534,780
Oregon - 0.6%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	529,940
Pennsylvania - 4.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	268,715
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	526,355
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 537,820
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	751,555
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,272,096
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	799,545
		4,156,086
Puerto Rico - 1.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,284,518
Texas - 5.4%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	543,415
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	106,505
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	625,165
Series A, 5% 7/1/15	125,000	134,963
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	467,725
Series 2010, 5% 5/15/15	500,000	536,265
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	535,485
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,002,570
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,084,070
		5,036,163
Washington - 2.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	369,782
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,539,086
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	542,510
		2,451,378
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 520,055
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $89,469,446)	90,071,023
NET OTHER ASSETS (LIABILITIES) - 3.2%	2,983,065
NET ASSETS - 100%	$ 93,054,088
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $89,469,446. Net unrealized appreciation aggregated $601,577, of which $706,147 related to appreciated investment securities and $104,570 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

September 30, 2013

1.932719.102

M17-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
	Principal Amount	Value
Alabama - 0.8%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 447,897
Arizona - 1.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	571,335
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	285,233
		856,568
California - 15.4%
California Gen. Oblig. 5% 3/1/17	215,000	244,468
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	671,802
Series B, 5% 6/1/17	600,000	684,432
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,150,220
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,082,130
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	554,985
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	285,668
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	581,085
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	564,585
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	317,125
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,495,807
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	162,693
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	431,868
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	339,870
		8,566,738
Connecticut - 3.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	480,000	480,461
Series D, 5% 7/1/17	1,000,000	1,123,070
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	278,165
		1,881,696
Municipal Bonds - continued
	Principal Amount	Value
Florida - 12.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 562,115
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	278,593
5.25% 6/1/17	725,000	814,313
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	569,950
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,129,300
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,132,030
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,149,460
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	563,045
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	287,473
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	217,185
		6,703,464
Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	250,000	279,458
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	279,713
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,949
Series 2010, 5% 4/1/17	350,000	394,356
Series A, 5.25% 1/1/17	440,000	496,830
Series GG, 5% 1/1/17	515,000	576,558
		2,135,864
Illinois - 6.1%
Chicago Gen. Oblig. Series A, 5.5% 1/1/17	300,000	329,736
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	383,554
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	227,348
Series 2013, 5% 5/15/17	295,000	316,744
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	532,370
Series 2012, 5% 3/1/17	1,000,000	1,097,040
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	276,313
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	$ 100,000	$ 113,594
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	111,355
		3,388,054
Indiana - 1.3%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	500,965
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	216,248
		717,213
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	542,485
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	546,870
		1,089,355
Massachusetts - 3.9%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	920,771
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,147,800
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	114,187
		2,182,758
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,622,730
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,105,370
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	262,931
		2,991,031
Missouri - 1.5%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	824,958
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	564,195
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.4%
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	$ 500,000	$ 551,465
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,087,790
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	685,311
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	344,538
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	317,420
Series 2011 B, 5% 6/15/17	500,000	565,255
		3,551,779
New Jersey/Pennsylvania - 1.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	592,996
New York - 6.1%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	347,237
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,922,182
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	454,613
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	114,043
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	567,655
		3,405,730
North Carolina - 1.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	422,915
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	448,159
		871,074
Ohio - 3.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,943
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,065,440
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	$ 125,000	$ 142,885
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	643,138
		1,961,406
Pennsylvania - 8.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	337,491
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	956,310
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	272,835
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,085,890
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,378,086
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,170
		4,590,782
Puerto Rico - 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	233,058
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	140,111
Tennessee - 0.2%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	100,000	110,883
Texas - 3.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	573,615
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	407,531
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	565,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	573,295
		2,119,481
Utah - 0.7%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,377
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.0%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	$ 500,000	$ 556,245
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	269,832
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	285,368
		1,111,445
Wisconsin - 1.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	547,170
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $51,406,964)	51,974,083
NET OTHER ASSETS (LIABILITIES) - 6.4%	3,549,867
NET ASSETS - 100%	$ 55,523,950
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $51,403,940. Net unrealized appreciation aggregated $570,143, of which $824,274 related to appreciated investment securities and $254,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2017 Fund:
Class A
Institutional Class

September 30, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2017 Fund

1.932711.102

AM17-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
	Principal Amount	Value
Alabama - 0.8%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 447,897
Arizona - 1.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	571,335
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	285,233
		856,568
California - 15.4%
California Gen. Oblig. 5% 3/1/17	215,000	244,468
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	671,802
Series B, 5% 6/1/17	600,000	684,432
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,150,220
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,082,130
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	554,985
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	285,668
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	581,085
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	564,585
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	317,125
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,495,807
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	162,693
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	431,868
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	339,870
		8,566,738
Connecticut - 3.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	480,000	480,461
Series D, 5% 7/1/17	1,000,000	1,123,070
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	278,165
		1,881,696
Municipal Bonds - continued
	Principal Amount	Value
Florida - 12.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 562,115
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	278,593
5.25% 6/1/17	725,000	814,313
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	569,950
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,129,300
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,132,030
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,149,460
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	563,045
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	287,473
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	217,185
		6,703,464
Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	250,000	279,458
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	279,713
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,949
Series 2010, 5% 4/1/17	350,000	394,356
Series A, 5.25% 1/1/17	440,000	496,830
Series GG, 5% 1/1/17	515,000	576,558
		2,135,864
Illinois - 6.1%
Chicago Gen. Oblig. Series A, 5.5% 1/1/17	300,000	329,736
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	383,554
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	227,348
Series 2013, 5% 5/15/17	295,000	316,744
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	532,370
Series 2012, 5% 3/1/17	1,000,000	1,097,040
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	276,313
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	$ 100,000	$ 113,594
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	111,355
		3,388,054
Indiana - 1.3%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	500,965
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	216,248
		717,213
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	542,485
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	546,870
		1,089,355
Massachusetts - 3.9%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	920,771
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,147,800
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	114,187
		2,182,758
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,622,730
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,105,370
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	262,931
		2,991,031
Missouri - 1.5%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	824,958
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	564,195
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.4%
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	$ 500,000	$ 551,465
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,087,790
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	685,311
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	344,538
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	317,420
Series 2011 B, 5% 6/15/17	500,000	565,255
		3,551,779
New Jersey/Pennsylvania - 1.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	592,996
New York - 6.1%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	347,237
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,922,182
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	454,613
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	114,043
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	567,655
		3,405,730
North Carolina - 1.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	422,915
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	448,159
		871,074
Ohio - 3.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,943
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,065,440
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	$ 125,000	$ 142,885
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	643,138
		1,961,406
Pennsylvania - 8.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	337,491
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	956,310
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	272,835
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,085,890
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,378,086
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,170
		4,590,782
Puerto Rico - 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	233,058
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	140,111
Tennessee - 0.2%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	100,000	110,883
Texas - 3.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	573,615
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	407,531
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	565,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	573,295
		2,119,481
Utah - 0.7%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,377
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.0%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	$ 500,000	$ 556,245
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	269,832
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	285,368
		1,111,445
Wisconsin - 1.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	547,170
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $51,406,964)	51,974,083
NET OTHER ASSETS (LIABILITIES) - 6.4%	3,549,867
NET ASSETS - 100%	$ 55,523,950
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $51,403,940. Net unrealized appreciation aggregated $570,143, of which $824,274 related to appreciated investment securities and $254,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

September 30, 2013

1.932721.102

M19-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 720,878
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	706,470
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	551,550
		1,978,898
California - 7.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,214,918
California Gen. Oblig. 5.5% 4/1/19	500,000	598,105
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	571,155
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	384,178
		2,768,356
Florida - 19.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,142,740
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	283,218
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	584,555
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	930,552
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,742,687
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,157,300
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	561,490
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,805
		6,989,347
Georgia - 0.6%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	232,744
Illinois - 10.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,130,000
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 371,049
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,103,390
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,156,160
		3,760,599
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	294,513
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	941,810
Maryland - 5.0%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	689,358
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,133,430
		1,822,788
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,178,080
Michigan - 6.1%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,087,530
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,115,040
		2,202,570
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	706,592
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	475,592
		1,182,184
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	688,920
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	572,820
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,045
		1,612,785
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 1.9%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	$ 600,000	$ 702,888
New York - 8.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,345
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,157,720
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,165,760
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	299,835
		3,206,660
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	938,652
Pennsylvania - 5.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,809
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	203,329
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	920,896
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	732,424
		1,970,458
Texas - 3.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	572,530
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	586,020
		1,158,550
Washington - 0.3%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	125,466
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,156,890
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $33,413,462)	34,224,238
NET OTHER ASSETS (LIABILITIES) - 5.4%	1,957,040
NET ASSETS - 100%	$ 36,181,278
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $33,413,462. Net unrealized appreciation aggregated $810,776, of which $998,935 related to appreciated investment securities and $188,159 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2019 Fund:
Class A
Institutional Class

September 30, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2019 Fund

1.932713.102

AM19-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 720,878
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	706,470
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	551,550
		1,978,898
California - 7.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,214,918
California Gen. Oblig. 5.5% 4/1/19	500,000	598,105
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	571,155
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	384,178
		2,768,356
Florida - 19.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,142,740
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	283,218
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	584,555
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	930,552
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,742,687
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,157,300
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	561,490
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,805
		6,989,347
Georgia - 0.6%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	232,744
Illinois - 10.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,130,000
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 371,049
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,103,390
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,156,160
		3,760,599
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	294,513
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	941,810
Maryland - 5.0%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	689,358
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,133,430
		1,822,788
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,178,080
Michigan - 6.1%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,087,530
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,115,040
		2,202,570
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	706,592
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	475,592
		1,182,184
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	688,920
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	572,820
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,045
		1,612,785
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 1.9%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	$ 600,000	$ 702,888
New York - 8.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,345
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,157,720
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,165,760
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	299,835
		3,206,660
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	938,652
Pennsylvania - 5.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,809
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	203,329
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	920,896
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	732,424
		1,970,458
Texas - 3.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	572,530
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	586,020
		1,158,550
Washington - 0.3%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	125,466
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,156,890
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $33,413,462)	34,224,238
NET OTHER ASSETS (LIABILITIES) - 5.4%	1,957,040
NET ASSETS - 100%	$ 36,181,278
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $33,413,462. Net unrealized appreciation aggregated $810,776, of which $998,935 related to appreciated investment securities and $188,159 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

September 30, 2013

1.932723.102

M21-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Arizona - 4.6%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 676,196
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	343,854
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	586,025
		1,606,075
California - 13.8%
California Gen. Oblig. 5% 3/1/21	600,000	689,484
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	576,455
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	578,215
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,131,990
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	297,430
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	597,025
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,744
Series 2011 C, 5% 5/1/21 (a)	500,000	572,790
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	289,935
		4,854,068
Florida - 9.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	574,210
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	284,783
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	878,940
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	869,228
Series 2012 A, 5% 7/1/21	500,000	578,725
		3,185,886
Georgia - 2.2%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	292,978
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	484,953
		777,931
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.1%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 547,765
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	541,105
		1,088,870
Indiana - 2.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	228,520
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,353
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	355,980
		867,853
Massachusetts - 2.0%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	237,320
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	456,920
		694,240
Michigan - 7.0%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	540,540
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	240,972
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	567,310
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,095,070
		2,443,892
Minnesota - 3.7%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,292,593
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	579,825
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	288,050
New Jersey - 13.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	778,120
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,378,958
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	612,916
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	$ 1,000,000	$ 1,126,940
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	109,759
Series 2011 B, 5% 6/15/21	750,000	862,425
		4,869,118
New York - 9.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	559,820
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	539,550
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	800,669
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	657,678
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	585,690
		3,143,407
North Carolina - 4.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	229,652
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,164,200
		1,393,852
Pennsylvania - 4.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	401,390
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	558,250
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	576,475
		1,536,115
South Carolina - 2.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	829,668
Texas - 7.1%
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	869,190
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	288,420
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	571,225
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	$ 200,000	$ 232,868
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	544,450
		2,506,153
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	772,686
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,608
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	288,958
		1,224,252
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,163,440
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $33,751,367)	34,345,288
NET OTHER ASSETS (LIABILITIES) - 2.0%	689,592
NET ASSETS - 100%	$ 35,034,880
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $33,751,367. Net unrealized appreciation aggregated $593,921, of which $945,412 related to appreciated investment securities and $351,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2021 Fund:
Class A
Institutional Class

September 30, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2021 Fund

1.932715.102

AM21-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Arizona - 4.6%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 676,196
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	343,854
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	586,025
		1,606,075
California - 13.8%
California Gen. Oblig. 5% 3/1/21	600,000	689,484
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	576,455
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	578,215
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,131,990
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	297,430
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	597,025
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,744
Series 2011 C, 5% 5/1/21 (a)	500,000	572,790
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	289,935
		4,854,068
Florida - 9.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	574,210
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	284,783
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	878,940
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	869,228
Series 2012 A, 5% 7/1/21	500,000	578,725
		3,185,886
Georgia - 2.2%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	292,978
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	484,953
		777,931
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.1%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 547,765
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	541,105
		1,088,870
Indiana - 2.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	228,520
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,353
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	355,980
		867,853
Massachusetts - 2.0%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	237,320
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	456,920
		694,240
Michigan - 7.0%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	540,540
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	240,972
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	567,310
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,095,070
		2,443,892
Minnesota - 3.7%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,292,593
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	579,825
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	288,050
New Jersey - 13.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	778,120
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,378,958
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	612,916
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	$ 1,000,000	$ 1,126,940
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	109,759
Series 2011 B, 5% 6/15/21	750,000	862,425
		4,869,118
New York - 9.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	559,820
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	539,550
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	800,669
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	657,678
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	585,690
		3,143,407
North Carolina - 4.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	229,652
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,164,200
		1,393,852
Pennsylvania - 4.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	401,390
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	558,250
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	576,475
		1,536,115
South Carolina - 2.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	829,668
Texas - 7.1%
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	869,190
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	288,420
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	571,225
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	$ 200,000	$ 232,868
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	544,450
		2,506,153
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	772,686
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,608
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	288,958
		1,224,252
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,163,440
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $33,751,367)	34,345,288
NET OTHER ASSETS (LIABILITIES) - 2.0%	689,592
NET ASSETS - 100%	$ 35,034,880
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $33,751,367. Net unrealized appreciation aggregated $593,921, of which $945,412 related to appreciated investment securities and $351,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2023 Fund

September 30, 2013

1.958060.100

M23-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Arizona - 7.3%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 223,702
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	579,350
		803,052
California - 23.9%
California Gen. Oblig. 4% 2/1/23	500,000	541,675
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,654
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	282,913
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	350,000	412,822
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	421,551
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	419,360
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	66,700
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	126,358
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	228,990
		2,614,023
Connecticut - 4.1%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,601
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	338,670
		454,271
Florida - 1.5%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	165,261
Illinois - 11.8%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	211,721
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	223,008
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	200,000	213,168
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	88,581
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	458,896
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 16,784
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	83,254
		1,295,412
Indiana - 2.6%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,760
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,923
Michigan - 3.7%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	49,770
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	352,296
		402,066
Minnesota - 3.3%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	356,007
New Jersey - 9.9%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	626,054
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2013 A, 5% 7/1/23	200,000	222,308
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	231,816
		1,080,178
New York - 13.4%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	704,808
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	761,353
		1,466,161
Ohio - 3.9%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	422,644
Municipal Bonds - continued
	Principal Amount	Value
Texas - 4.0%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	$ 300,000	$ 329,022
Humble Independent School District Series 2013 B, 5% 2/15/23	90,000	106,456
		435,478
Washington - 7.6%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,306
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	332,709
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	316,086
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	118,413
		826,514
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $11,186,633)	10,668,750
NET OTHER ASSETS (LIABILITIES) - 2.4%	261,759
NET ASSETS - 100%	$ 10,930,509
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $11,186,633. Net unrealized depreciation aggregated $517,883, of which $21,265 related to appreciated investment securities and $539,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2023 Fund:
Class A
Institutional Class

September 30, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2023 Fund

1.958055.100

AM23-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Arizona - 7.3%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 223,702
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	579,350
		803,052
California - 23.9%
California Gen. Oblig. 4% 2/1/23	500,000	541,675
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,654
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	282,913
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	350,000	412,822
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	421,551
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	419,360
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	66,700
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	126,358
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	228,990
		2,614,023
Connecticut - 4.1%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,601
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	338,670
		454,271
Florida - 1.5%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	165,261
Illinois - 11.8%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	211,721
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	223,008
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	200,000	213,168
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	88,581
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	458,896
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 16,784
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	83,254
		1,295,412
Indiana - 2.6%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,760
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,923
Michigan - 3.7%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	49,770
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	352,296
		402,066
Minnesota - 3.3%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	356,007
New Jersey - 9.9%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	626,054
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2013 A, 5% 7/1/23	200,000	222,308
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	231,816
		1,080,178
New York - 13.4%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	704,808
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	761,353
		1,466,161
Ohio - 3.9%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	422,644
Municipal Bonds - continued
	Principal Amount	Value
Texas - 4.0%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	$ 300,000	$ 329,022
Humble Independent School District Series 2013 B, 5% 2/15/23	90,000	106,456
		435,478
Washington - 7.6%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,306
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	332,709
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	316,086
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	118,413
		826,514
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $11,186,633)	10,668,750
NET OTHER ASSETS (LIABILITIES) - 2.4%	261,759
NET ASSETS - 100%	$ 10,930,509
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $11,186,633. Net unrealized depreciation aggregated $517,883, of which $21,265 related to appreciated investment securities and $539,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013